TAXES (Reconcilation of Amounts of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Taxes [Abstract]
Balance of unrecognized tax benefits as of January 1,	$ 215,328	$ 391,830
Increases for positions taken in prior years	358	2,876
Decreases for positions taken in prior years	(179,151)
Increases for positions related to the current year		180,509
Amounts of decreases related to settlements		(354,886)
Reductions due to lapse of statutes of limitations		(5,001)
Balance of unrecognized tax benefits as of December 31,	$ 36,535	$ 215,328